Financial income and expenses	12 Months Ended
Dec. 31, 2022
DisclosureOfFinanceIncomeExpense [Abstract]
Financial income and expenses
28. Financial income and expenses

TCHF	2022	2021
Interest income	18	40
Foreign exchange gain, net	—	57

Total financial income	18	97

Unwinding of discount on provisions (note 18)	(1,308)	(653)
SSF commitment fee (note 19)	(416)	(395)
Negative interest on cash deposits	(93)	(127)
Interest expense related to leases	(33)	(17)
Other interest expenses	(30)	(50)
Bank charges	(40)	(74)
Foreign exchange loss, net	(374)	—

Total financial expenses	(2,294)	(1,316)